Trade and other receivables (Details 2) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Disclosure Of Trade And Other Receivables [Line Items]
Trade and other current receivables gross	€ 17,251
Allowance for doubtful accounts	(3,150)
Trade and other current receivables	€ 14,101	€ 14,156	€ 15,421
Expected loss (% net of counterpart risk mitigation factors)
Business customers [Member]
Disclosure Of Trade And Other Receivables [Line Items]
Trade and other current receivables gross	€ 8,541
National Oil Companies and public administrations [Member]
Disclosure Of Trade And Other Receivables [Line Items]
Trade and other current receivables gross	4,338
Other counterparties [Member]
Disclosure Of Trade And Other Receivables [Line Items]
Trade and other current receivables gross	4,372
Defaulted receivables [Member]
Disclosure Of Trade And Other Receivables [Line Items]
Trade and other current receivables gross	3,838
Allowance for doubtful accounts	(2,237)
Trade and other current receivables	€ 1,601
Expected loss (% net of counterpart risk mitigation factors)	62.50%
Defaulted receivables [Member] | Business customers [Member]
Disclosure Of Trade And Other Receivables [Line Items]
Trade and other current receivables gross	€ 1,350
Defaulted receivables [Member] | National Oil Companies and public administrations [Member]
Disclosure Of Trade And Other Receivables [Line Items]
Trade and other current receivables gross	2,217
Defaulted receivables [Member] | Other counterparties [Member]
Disclosure Of Trade And Other Receivables [Line Items]
Trade and other current receivables gross	€ 271
Eni gas e luce customers [Member]
Disclosure Of Trade And Other Receivables [Line Items]
Expected loss (% net of counterpart risk mitigation factors)	36.10%
Retail customers [Member]
Disclosure Of Trade And Other Receivables [Line Items]
Trade and other current receivables gross	€ 2,374
Allowance for doubtful accounts	(857)
Trade and other current receivables	€ 1,517
Expected loss (% net of counterpart risk mitigation factors)	36.10%
Retail customers [Member] | Business customers [Member]
Disclosure Of Trade And Other Receivables [Line Items]
Trade and other current receivables gross
Retail customers [Member] | National Oil Companies and public administrations [Member]
Disclosure Of Trade And Other Receivables [Line Items]
Trade and other current receivables gross
Retail customers [Member] | Other counterparties [Member]
Disclosure Of Trade And Other Receivables [Line Items]
Trade and other current receivables gross	2,374
Low risk [Member]
Disclosure Of Trade And Other Receivables [Line Items]
Trade and other current receivables gross	5,240
Allowance for doubtful accounts	(9)
Trade and other current receivables	€ 5,231
Expected loss (% net of counterpart risk mitigation factors)	0.20%
Low risk [Member] | Business customers [Member]
Disclosure Of Trade And Other Receivables [Line Items]
Trade and other current receivables gross	€ 2,454
Low risk [Member] | National Oil Companies and public administrations [Member]
Disclosure Of Trade And Other Receivables [Line Items]
Trade and other current receivables gross	1,292
Low risk [Member] | Other counterparties [Member]
Disclosure Of Trade And Other Receivables [Line Items]
Trade and other current receivables gross	1,494
Medium Risk [Member]
Disclosure Of Trade And Other Receivables [Line Items]
Trade and other current receivables gross	3,819
Allowance for doubtful accounts	(3)
Trade and other current receivables	€ 3,816
Expected loss (% net of counterpart risk mitigation factors)	0.10%
Medium Risk [Member] | Business customers [Member]
Disclosure Of Trade And Other Receivables [Line Items]
Trade and other current receivables gross	€ 3,585
Medium Risk [Member] | National Oil Companies and public administrations [Member]
Disclosure Of Trade And Other Receivables [Line Items]
Trade and other current receivables gross	157
Medium Risk [Member] | Other counterparties [Member]
Disclosure Of Trade And Other Receivables [Line Items]
Trade and other current receivables gross	77
High Risk [Member]
Disclosure Of Trade And Other Receivables [Line Items]
Trade and other current receivables gross	1,980
Allowance for doubtful accounts	(44)
Trade and other current receivables	€ 1,936
Expected loss (% net of counterpart risk mitigation factors)	2.60%
High Risk [Member] | Business customers [Member]
Disclosure Of Trade And Other Receivables [Line Items]
Trade and other current receivables gross	€ 1,152
High Risk [Member] | National Oil Companies and public administrations [Member]
Disclosure Of Trade And Other Receivables [Line Items]
Trade and other current receivables gross	672
High Risk [Member] | Other counterparties [Member]
Disclosure Of Trade And Other Receivables [Line Items]
Trade and other current receivables gross	€ 156